EQ ADVISORS TRUSTSM

EQ/Invesco Global Real Estate Portfolio

SUPPLEMENT DATED MARCH 31, 2021 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2020, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2020, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download these documents at the Trust’s website at www.equitable-funds.com.

Effective April 1, 2021, Paul Curbo of Invesco Advisers, Inc. no longer serves as a member of the team that is responsible for the securities selection, research and trading for the EQ/Invesco Global Real Estate Portfolio. All references to Paul Curbo in the Summary Prospectus, Prospectus and SAI are deleted in their entirety as of that date.